STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Interest income	$ 3,425		$ 11,848
Other income	970
Total income	4,395		11,848
Expenses
Incentive fee			648,939
Management fee	593,767		670,647
Brokerage commissions	637,078		541,338
Selling commission	375,206		428,612
Operating expenses	197,922		223,546
Loss on MF Global	12,764		194,753
Other	18,874		16,766
Total expenses	1,835,611		2,724,601
Net investment loss	(1,831,216)		(2,712,753)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(1,633,508)		5,588,766
Net change in unrealized appreciation (depreciation) on futures and forward contracts	1,995,277		(4,490,529)
Net gain (loss) on investments	361,769		1,098,237
Net decrease in net assets from operations	(1,469,447)		(1,614,516)
SUPERFUND GOLD, L.P.- SERIES A
Interest income	1,885		6,191
Other income	520
Total income	2,405		6,191
Expenses
Incentive fee			243,449
Management fee	382,247		383,509
Brokerage commissions	347,717		255,210
Selling commission	270,220		272,237
Operating expenses	127,416		127,836
Loss on MF Global	6,925		93,232
Other	7,984		5,651
Total expenses	1,142,509		1,381,124
Net investment loss	(1,140,104)		(1,374,933)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(871,078)		2,767,330
Net change in unrealized appreciation (depreciation) on futures and forward contracts	1,250,375		(2,413,790)
Net gain (loss) on investments	379,297		353,540
Net decrease in net assets from operations	(760,807)		(1,021,393)
Series A-1
Realized and unrealized gain (loss) on investments
Net decrease in net assets from operations per Unit (based upon weighted average number of Units outstanding during year)	$ (78.96)	[1]	$ (103.81)	[1]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (73.12)		$ (70.50)
Series A-2
Realized and unrealized gain (loss) on investments
Net decrease in net assets from operations per Unit (based upon weighted average number of Units outstanding during year)	$ (39.22)	[2]	$ (96.66)	[2]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (48.18)		$ (45.37)
SUPERFUND GOLD, L.P.- SERIES B
Interest income	1,540		5,657
Other income	450
Total income	1,990		5,657
Expenses
Incentive fee			405,490
Management fee	211,520		287,138
Brokerage commissions	289,361		286,128
Selling commission	104,986		156,375
Operating expenses	70,506		95,710
Loss on MF Global	5,839		101,521
Other	10,890		11,115
Total expenses	693,102		1,343,477
Net investment loss	(691,112)		(1,337,820)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(762,430)		2,821,436
Net change in unrealized appreciation (depreciation) on futures and forward contracts	744,902		(2,076,739)
Net gain (loss) on investments	(17,528)		744,697
Net decrease in net assets from operations	$ (708,640)		$ (593,123)
Series B-1
Realized and unrealized gain (loss) on investments
Net decrease in net assets from operations per Unit (based upon weighted average number of Units outstanding during year)	$ (105.27)	[3]	$ (78.44)	[3]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (131.03)		$ (109.60)
Series B-2
Realized and unrealized gain (loss) on investments
Net decrease in net assets from operations per Unit (based upon weighted average number of Units outstanding during year)	$ (89.97)	[4]	$ (50.73)	[4]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (113.77)		$ (88.90)

[1]	Weighted average number of Units outstanding for Series A-1 for the Years Ended December 31, 2012 and December 31, 2011: 8,629.77 and 8,066.50, respectively.
[2]	Weighted average number of Units outstanding for Series A-2 for the Years Ended December 31, 2012 and December 31, 2011: 2,024.35 and 1,903.44, respectively.
[3]	Weighted average number of Units outstanding for Series B-1 for the Years Ended December 31, 2012 and December 31, 2011: 4,102.09 and 5,422.14, respectively.
[4]	Weighted average number of Units outstanding for Series B-2 for the Years Ended December 31, 2012 and December 31, 2011: 3,076.50 and 3,340.25, respectively.